CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net Income (Loss)	$ 2,075	$ (30,774)	$ (35,404)	$ 28,619
Adjustments to Reconcile Net Income (Loss)to Net Cash Provided by Operating Activities:
Inventory Write-down		10,800	10,800
Depreciation of Property and Equipment	1,455	1,804	2,221	3,096
Amortization of Intangible Assets	3,000	3,041	4,408	5,163
Amortization of Deferred Financing Costs (Included in Interest)	511	125	167	165
Bad Debt Expense	457	330	598	496
Deferred Income Tax Expense (Benefit)			(8,171)	(1,177)
Stock-Based Compensation	1,386		216
Gain on Disposal of Fixed Assets	(51)	(3)	(3)
Changes in Assets and Liabilities, Net of Acquisitions
Trade Receivables	16,966	22,213	(4,626)	12,138
Related Party Receivable		245	245	1,231
Inventory	38,871	80,814	99,729	(107,778)
Income Taxes Payable (Receivable)	1,764	(11,960)	(1,533)	(1,867)
Operating Lease Right-of-Use Assets	(2,651)	(867)	(3,505)	(4,299)
Operating Lease Obligations	(2,959)	(969)	(3,893)	(4,583)
Other Assets	3,021	5,606	5,031	(5,230)
Accounts Payable	(19,101)	(73,313)	(68,950)	(16,146)
Accrued Expenses	(2,544)	(512)	(952)	(1,980)
Net Cash Provided by Operating Activities	47,501	8,314	3,388	(83,554)
Cash Flows from Investing Activities:
Capital Expenditures	(186)		(825)	(50)
Proceeds from Asset Disposal	43
Cash Received for Business Acquisitions, Net of Cash Acquired		1	1
Net Cash (Used In) Provided by Investing Activities	(143)	1	(824)	(50)
Cash Flows from Financing Activities:
Payments on Revolving Credit Facility	(872,760)	(873,137)	(1,092,306)	(1,346,442)
Borrowings on Revolving Credit Facility	820,517	864,387	1,089,453	1,428,664
Proceeds from Shareholder Note (Subordinated), Non-Current	46,000
Payments on Shareholder Note (Subordinated), Current	(36,000)
Issuance of common stock, net of transaction costs	2,130
Deferred Financing Costs	(4,211)
Payments on Financing Leases				3,377
Repayments of Notes Payable				3,750
Payments on Financing Leases	(2,257)		(304)	(811)
Net Cash Used in Financing Activities	(46,581)	(8,750)	(3,157)	81,038
Net Increase (Decrease) in Cash	777	(435)	(593)	(2,566)
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations			(11)	7
Cash, Beginning of the Period	865	1,469	1,469	4,028
Cash, End of the Period	1,642	1,034	865	1,469
Supplemental disclosure for Cash Flow Information
Cash Paid for Interest	9,520	10,128	11,425	2,878
Cash Paid for Income Taxes	$ 366	586	648	$ 9,345
Supplemental Disclosure for Non-Cash Investing and Financing Activities
Conversion of Treasury stock			2,674
Stock-based compensation conversion to stock	1,386
Fixed Asset Financed with Debt		8,252	10,080
Capital Contribution (Note 13)		$ 6,592	6,592
Business Combination: Reverse recapitalization			$ (787)